Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Other Provisions

	12.31.2017	12.31.2016
Non-current
Labor and Social Security	44,184,248	29,256,783
Environmental restoration	80,602,101	59,616,013
Civil and others	36,309,641	31,810,692

Total	161,095,990	120,683,488

Summary of Changes in Provisions

Changes in the provisions were as follows:

	Labor and Social Security	Environmental restoration	Civil and others	Total
Balances as of January 1, 2016	19,874,101	53,538,707	34,022,986	107,435,794
Increases	13,585,938	13,199,149	3,148,541	29,933,628
Uses	(4,203,256)	(7,121,843)	(5,360,835)	(16,685,934)

Balances as of December 31, 2016	29,256,783	59,616,013	31,810,692	120,683,488
Increases	24,395,945	28,617,633	19,009,635	72,023,213
Uses	(9,468,480)	(7,631,545)	(14,510,686)	(31,610,711)

Balances as of December 31, 2017	44,184,248	80,602,101	36,309,641	161,095,990

Loma Negra C.I.A.S.A. [member]
Summary of Other Provisions

	12.31.2017	12.31.2016
Non-current
Labor and Social Security	38,881,287	23,822,356
Environmental restoration	80,602,101	59,616,013
Civil and others	9,354,657	15,422,149

Total	128,838,045	98,860,518